13 Impairment testing (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DiscloureOfImpairmentTestingLineItems [Line Items]
Impairment charge on non financial assets
In-process research and development ("IPRD") [member] | Midatech pharma (wales) limited [member]
DiscloureOfImpairmentTestingLineItems [Line Items]
Impairment charge on non financial assets		£ 9,300	£ 0	£ 0
Description of goodwill and IPRD allocated to the acquired cash generating unit		The assets of MPW were valued as at 31 December 2019 and 2018 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using (2019:12-13 year; 2018: 12–13 year), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years was appropriate on the basis that the investment was long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long term growth rate of Nil was used.
In-process research and development ("IPRD") [member] | Midatech pharma (wales) limited [member] | Events After Reporting Periods [member]
DiscloureOfImpairmentTestingLineItems [Line Items]
Impairment charge on non financial assets	£ 11,600